Accounts Payable	12 Months Ended
Dec. 31, 2020
Accounts Payable [Abstract]
ACCOUNTS PAYABLE
NOTE 9:	ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2020	2019
	U.S. dollars in thousands

Trade payables	2	1
Employees, consultants and payroll accruals	-	26
Accrued expenses	252	205

	254	232

The carrying amount of other accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of other accounts payable is denominated in the following currencies:

	December 31,
	2020	2019
	U.S. dollars in thousands

U.S. dollars	160	174
NIS (not linked to the Israeli CPI)	94	58

	254	232